EQUITY METHOD INVESTMENTS - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Balance as of January 1,	$ 104,108	$ 52,215
Additions	9,678	129,662
Net (losses)/income	(2,520)	19,041
Guarantees	(751)	1,708
Employee stock compensation	0	127
Share of other comprehensive losses	(488)	(797)
Net proceeds from disposal	(56,045)	(97,848)
Balance as of December 31,	$ 53,982	$ 104,108